SHARE BASED COMPENSATION (2006 Share Incentive Plan, Information Relating to RSU Outstanding) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2014 Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of shares	2,026,248
US$15.275 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 15.275
Outstanding, Number of shares	20,000
Outstanding, Weighted-average remaining contractual life (in years)	2.12
US$15.340 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 15.340
Outstanding, Number of shares	3,000
Outstanding, Weighted-average remaining contractual life (in years)	2.16
US$13.430 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 13.430
Outstanding, Number of shares	328,426
Outstanding, Weighted-average remaining contractual life (in years)	2.19
US$12.780 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 12.780
Outstanding, Number of shares	34,726
Outstanding, Weighted-average remaining contractual life (in years)	2.88
US$14.640 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 14.640
Outstanding, Number of shares	18,000
Outstanding, Weighted-average remaining contractual life (in years)	3.00
US$12.385 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 12.385
Outstanding, Number of shares	533,458
Outstanding, Weighted-average remaining contractual life (in years)	3.29
US$14.915 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 14.915
Outstanding, Number of shares	6,750
Outstanding, Weighted-average remaining contractual life (in years)	3.44
US$14.735 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 14.735
Outstanding, Number of shares	9,000
Outstanding, Weighted-average remaining contractual life (in years)	3.46
US$18.470 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 18.470
Outstanding, Number of shares	4,500
Outstanding, Weighted-average remaining contractual life (in years)	3.81
US$17.685 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 17.685
Outstanding, Number of shares	69,000
Outstanding, Weighted-average remaining contractual life (in years)	3.85
US$14.950 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 14.950
Outstanding, Number of shares	831,480
Outstanding, Weighted-average remaining contractual life (in years)	4.21
US$17.160 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 17.160
Outstanding, Number of shares	72,000
Outstanding, Weighted-average remaining contractual life (in years)	4.65
US$15.345 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value at grant date (in US dollars per share)	$ 15.345
Outstanding, Number of shares	95,908
Outstanding, Weighted-average remaining contractual life (in years)	4.86